Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Condensed Financial Statements, Captions [Line Items]
Revenue		$ 28,027	$ 25,832	[1]
Cost of sales		(12,784)	(10,963)	[1]
Gross profit		15,243	14,869	[1]
Profit/(loss) from operations		7,000	6,551	[1]
Net finance income/(cost)		(2,268)	(2,346)	[1]
Income tax expense		(1,244)	(1,231)	[1]
Profit of the period		2,474	3,074	[1]
Consolidated [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		7,259	7,193
Cost of sales		(3,092)	(2,851)
Gross profit		3,955	4,085
Selling General And Administrative Income Expense		(2,176)	(2,240)
Other operating income/(expenses)	[2]	33	11
Profit/(loss) from operations		1,747	1,909
Net finance income/(cost)		(1,295)	(1,666)
Income tax expense		(229)	(308)
Profit from continuing operations		1,150	961
Profit of the period		1,150	961
Non-Guarantors Subsidiaries [member] | Consolidated [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		151	184
Cost of sales		(363)	(441)
Selling General And Administrative Income Expense		(157)	(7)
Other operating income/(expenses)	[2]	91	59
Net finance income/(cost)		927	1,026
Anheuser- Busch InBev SA/NV [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		184	192
Cost of sales		(123)	(119)
Gross profit		34	57
Selling General And Administrative Income Expense		(286)	(274)
Other operating income/(expenses)	[2]	22	4
Profit/(loss) from operations		28	(73)
Net finance income/(cost)		(354)	(649)
Income tax expense		(4)	(3)
Profit from continuing operations		143	(532)
Profit of the period		1,692	2,458
Anheuser- Busch InBev SA/NV [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		42	63
Cost of sales		(65)	(73)
Selling General And Administrative Income Expense		(33)	65
Other operating income/(expenses)	[2]	25	8
Net finance income/(cost)		(13)	122
Income from subsidiaries		1,510	2,334
Anheuser- Busch InBev SA/NV [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Cost of sales		(5)	(6)
Selling General And Administrative Income Expense		187	43
Other operating income/(expenses)	[2]	79	24
Net finance income/(cost)		486	71
Income from subsidiaries		39	656
Anheuser Busch InBev Worldwide Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Profit/(loss) from operations		617	660
Net finance income/(cost)		(827)	(1,244)
Income tax expense		(77)	(50)
Profit from continuing operations		98	(289)
Profit of the period		1,305	1,119
Anheuser Busch InBev Worldwide Inc. [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)		1,089	987
Income from subsidiaries		(2)	(26)
Anheuser Busch InBev Worldwide Inc. [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling General And Administrative Income Expense		620	663
Other operating income/(expenses)	[2]	(3)	(3)
Net finance income/(cost)		(705)	(642)
Income from subsidiaries		1,209	1,434
Anheuser Busch InBev Finance Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)		(242)	(178)
Income tax expense		2	0
Profit from continuing operations		(2)	2
Profit of the period		(2)	2
Anheuser Busch InBev Finance Inc. [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)		10	30
Anheuser Busch InBev Finance Inc. [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)		227	150
Anheuser Busch Companies [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		7,075	7,001
Cost of sales		(2,969)	(2,732)
Gross profit		3,924	4,030
Selling General And Administrative Income Expense		(1,889)	(1,974)
Other operating income/(expenses)	[2]	12	7
Profit/(loss) from operations		1,092	1,314
Net finance income/(cost)		(156)	(420)
Income tax expense		(150)	(254)
Profit from continuing operations		1,056	1,336
Profit of the period		1,209	1,436
Anheuser Busch Companies [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		109	121
Cost of sales		(298)	(368)
Selling General And Administrative Income Expense		(132)	(71)
Other operating income/(expenses)	[2]	66	51
Net finance income/(cost)		(402)	66
Income from subsidiaries		153	100
Anheuser Busch Companies [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		22	17
Cost of sales		(14)	(9)
Selling General And Administrative Income Expense		(814)	(709)
Other operating income/(expenses)	[2]	(77)	(21)
Net finance income/(cost)		671	630
Brandbrew, Brandbev and Cobrew [member]
Condensed Financial Statements, Captions [Line Items]
Selling General And Administrative Income Expense		(1)	8
Other operating income/(expenses)	[2]	(1)
Profit/(loss) from operations		9	7
Net finance income/(cost)		283	825
Income tax expense			(1)
Profit from continuing operations		(145)	444
Profit of the period		43	656
Brandbrew, Brandbev and Cobrew [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling General And Administrative Income Expense		8	(1)
Net finance income/(cost)		242	(179)
Income from subsidiaries		188	212
Brandbrew, Brandbev and Cobrew [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling General And Administrative Income Expense		5
Net finance income/(cost)		(679)	(208)
Eliminations [member]
Condensed Financial Statements, Captions [Line Items]
Gross profit		(3)	(2)
Profit of the period		(3,097)	(4,710)
Eliminations [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Income from subsidiaries		(1,849)	(2,620)
Eliminations [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		(22)	(17)
Cost of sales		19	15
Selling General And Administrative Income Expense		2	2
Other operating income/(expenses)	[2]	1
Income from subsidiaries		$ (1,248)	$ (2,090)

[1]	Amended to conform to 2022 presentation.
[2]	Other operating income/(expense) include exceptional items.